UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-21422
                                                     ---------

                   Lotsoff Capital Management Equity Trust
                   ---------------------------------------
              (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (312)368-1442
                                                          -------------

                      Date of fiscal year end: September 30
                                               ------------

                 Date of reporting period: September 30, 2004
                                           ------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

--------------------------------------------------------------------------------

                  LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                  -----------------------------------------




                                  ANNUAL REPORT

                               SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

Dear Shareholders:

We are pleased to present our first annual report of the Lotsoff Micro Cap Fund (the "Fund") for the fiscal year ended September 30, 2004. The Fund was launched in November 2003. As the name of the Fund indicates, the capitalization size of stocks in the Fund is very small (U.S. small stocks generally are considered to be those with a capitalization less than the 1000 largest U.S. stocks, currently less than about $1.7 billion in size). Based on the weighted median, the capitalization size of the Fund is less than one-third the size of the stocks in the Russell 2000. The Russell 2000 is a well-recognized, publicly available benchmark for small capitalization stocks. However, no such well-recognized, publicly available benchmark exists for micro cap stocks. To allow for a more accurate assessment of the Fund, we asked Richards and Tierney, an independent consulting firm in Chicago specializing in custom benchmark creation, to create a benchmark that more accurately reflects the investment style of the Fund. Richards and Tierney independently maintains this benchmark portfolio and calculates its return. We use this custom benchmark for micro cap stocks (Micro Cap Custom Benchmark) as the Fund's primary benchmark. From inception (November 7, 2003) until September 30, 2004, the Fund gained 3.20%, while the benchmark advanced by 3.29%. Using the ten months ended September 30, 2004 (the ten full months the Fund was managed), the Fund gained 2.28%, while the benchmark advanced by 2.08%. The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor's shares, when redeemed, may be worth more or less than their original cost.

The calendar year 2003 was an exceptionally good year for micro cap stocks. Micro cap stocks measured by the Richards and Tierney Micro Cap Custom Benchmark (the "Benchmark") for 2003 returned 67.19% versus 47.25% for the Russell 2000. After initiating the Fund in November 2003, this trend seemed to remain in place until early 2004, at which time the preference began to shift to higher capitalization stocks as the equity markets began to decline. For December 2003 through February 2004, the Fund returned 11.10% and the Micro Cap Custom Benchmark gained 10.10%, while the Russell 2000 advanced by only 7.42%. After February 2004 through September 30, 2004, however, the Fund returned -7.94% and the Micro Cap Custom Benchmark returned -7.29% while the decline in the Russell 2000 was only -1.49%.

We believe our approach to managing the Fund is a fairly conservative one with a focus on risk control. We believe this is a prudent approach given this inherently risky segment of the equity market. We maintain a very well diversified portfolio both in terms of the number of stocks held as well as the sector weights of the Fund. As of September 30, 2004, the portfolio held about 450 stocks, with no position (except for an exchange traded fund used for liquidity purposes) larger than 1% of the Fund. Some of the largest positions are Provident Financial Holdings, Comtech Telecommunications, Asta Funding, Dominion Homes, and Option Care*. The portfolio sector allocation is very close to the sector allocation of the Benchmark. This means that we do not take large positions relative to the Benchmark as to which sector will be the next "hot" sector. Only small over- and under-weights existed compared to the Benchmark, with differences being less than 2% for any sector. The two largest sector over-weights were Consumer Discretionary and Health Care. The two largest sector under-weights were Financials and Capital Goods.

Because the Fund's sector weights are intended to be similar to the Benchmark, most value added (i.e. return value over the benchmark return) comes from the stock selection process. Of the ten sectors, five added value, four subtracted value, and one was neutral for the 10-month period ended September 30, 2004. The two sectors where the most value was added were Information Technology and Financial. The two sectors subtracting the most value were Materials and Industrials. In terms of total return Energy, Material, Consumer Staples, Financials, and Utilities all performed above 10% for the 10-month period, but Health Care, Information Technology, and Telecom Services all turned in negative performance.

Stock selection for the Fund includes our two-step evaluation process. The first step is to use our proprietary, multifactor model to score all stocks in the universe. This model was developed through extensive research and is based on fundamentals that we believe identify companies that have reasonable valuations and are positioned to continue to create shareholder wealth. From this model, a potential "buy" and "sell" list is created. The second step is to further evaluate the "buy" and "sell" list by applying fundamental research. We believe it is important to get an objective, unbiased appraisal of a company through our quantitative approach, but we also believe it is equally important to know the company through fundamental analysis and ascertain other information that reinforces the analysis. Finally, given the two-step evaluation process and our experience, we make decisions about what to buy and sell in the Fund. Ideally, we seek to invest in companies where market values are low relative to imputed valuations, there are good indications that the market values are likely to rise over time through efficiency gains and growth, and the companies have management teams with a proven track record.

Our stock selection process is evident in the characteristics of the Fund. Traditional measures of value such as the price-to-earnings ratio usually show a "value" bias relative to the Benchmark, while the traditional measures of growth such as earnings growth tend to indicate a "growth" bias. As of September 30, 2004, our price-to-earnings measure on a 12-month trailing basis was 19.7 for the Fund versus 26.6 for the benchmark. This measure shows that overall we were able to find stocks that appear to be undervalued in the market while reflecting potentially superior growth characteristics.

In conclusion, our focus in managing the Lotsoff Micro Cap Fund always will be on selecting companies with the attributes that indicate a superior chance of being successful investments and on seeking to control risk to protect investors' capital.

We thank you for the confidence and trust you place in us. We pledge to continue our hard work for you so that your confidence and trust is well placed.

Sincerely,

/s/ Donald W. Reid

Donald W. Reid, Ph.D.
Director of Equity Research
Senior Portfolio Manager

*Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, its Adviser or Distributor.

                             INVESTMENTS BY SECTOR
                   (AS A PERCENTAGE OF LONG-TERM INVESTMENTS)

                      Consumer, Non-cyclical     23.60%
                      Financial                  18.13%
                      Consumer, Cyclical         16.13%
                      Industrial                 12.31%
                      Technology                 11.55%
                      Communications              7.67%
                      Other                      10.61%





--------------------------------------------------------------------------------
      The Lotsoff Capital Management Micro Cap Funds proxy voting guidelines and a record of the Funds proxy votes for the year ended June 30, 2004 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      The Lotsoff Capital Management Micro Cap Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                                 EXPENSE EXAMPLE

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004
                                   (UNAUDITED)

      As a shareholder of the Lotsoff Capital Management Micro Cap Fund (the "Fund"), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004 (the "period").

ACTUAL EXPENSES
      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD

                      ----------------------------------------------------
                        Beginning        Ending          Expenses paid
                         account      account value        during the
                          value       September 30,       period ended
                      April 1, 2004       2004        September 30, 2004(1)
                      ----------------------------------------------------
Actual Example          $1,000.00        $925.60             $8.39

Hypothetical Example,
assuming a 5% return
before expenses          1,000.00        1,007.58             8.74


(1) Expenses are equal to the Fund's annualized expense ratio of 1.74% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                                INDEX COMPARISON

                 Comparison of a Hypothetical $10,000 Investment
                       in the Lotsoff Capital Management
                   Micro Cap Fund, S&P 500(R)*, Russell 2000*,
                    and Richards & Tierney Micro Cap Index*


                   Lotsoff         S&P           Russell      Richards & Tierney
                  Micro Cap       500(R)          2000            Micro Cap
                    Fund          Index           Index             Index
11/7/03            10,000        10,000           10,000           10,000
Nov-03             10,090        10,088           10,071           10,119
Dec-03             10,460        10,617           10,276           10,409
Jan-04             11,080        10,812           10,722           11,106
Feb-04             11,210        10,962           10,818           11,141
Mar-04             11,150        10,797           10,919           11,103
Apr-04             10,650        10,627           10,362           10,614
May-04             10,450        10,773           10,527           10,512
Jun-04             10,820        10,983           10,971           10,852
Jul-04             10,130        10,619           10,232           10,010
Aug-04              9,930        10,662           10,179            9,888
Sept-04           $10,320       $10,778          $10,657          $10,329



                                Total returns **
                    For the periods ended September 30, 2004

                                                     Since Inception
                                                (11/7/2003) to 9/30/2004

               Lotsoff Micro Cap Fund                     3.20%
               S&P 500(R) Index                           7.78%
               Russell 2000 Index                         6.57%
               Richards & Tierney Micro Cap Index         3.29%

* The S&P 500(R) Index is a broad market-weighted index dominated by blue-chip stocks. The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest U.S. companies based on market capitalization. All Indexes are unmanaged and returns include reinvested dividends. The Richards and Tierney (R&T) Custom Benchmark includes securities that meet the following criteria:
   (1) traded on a national exchange (NYSE, AMEX, or NASDAQ); (2) no ADRs or MLPs, preferred stocks or investment funds; (3) not on standard R&T elimination list, which includes announced takeovers in final stages; (4) market price greater than $1.50 per share; (5) minimum market capitalization greater than $50 mm but less than $250 mm; (6) minimum daily volume of at least $25,000; (7) minimum of 85% of days traded over the relevant performance period; and (8) maximum of 10% in any one stock. Securities are weighted using a basic capitalization-weighted scheme linked to the deciles of the NYSE. This process allows the benchmark's weighting parameters to float with market movements through time rather than stand rigidly.

** The performance quoted here represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Amounts shown do not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call1-877-568-7633.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               COMMON STOCK - 94.03%

               ADVERTISING - 0.21%
      13,500   APAC Customer Services, Inc.*                        $    22,545
       7,800   EMAK Worldwide, Inc.*                                     75,972
                                                                   -------------
                                                                         98,517
                                                                   -------------
               AEROSPACE/DEFENSE - 1.79%
      11,720   The Allied Defense Group, Inc.*                          217,289
       7,000   ARGON ST, Inc.*                                          196,000
       6,300   Ducommun, Inc.*                                          140,805
      16,000   Herley Industries, Inc.*                                 299,040
                                                                   -------------
                                                                        853,134
                                                                   -------------
               AGRICULTURE - 0.29%
       8,900   Standard Commercial Corp.                                140,175
                                                                  -------------

               AIRLINES - 0.42%
      13,300   MAIR Holdings, Inc.*                                     109,060
      11,700   Mesa Air Group, Inc.*                                     59,670
      10,700   Midwest Air Group, Inc.*                                  31,565
                                                                   -------------
                                                                        200,295
                                                                   -------------
               APPAREL - 1.44%
      10,000   Ashworth, Inc.*                                           82,000
       1,900   Deckers Outdoor Corp.*                                    64,600
       7,500   Haggar Corp.                                             128,550
       5,100   Perry Ellis International, Inc.*                         114,699
       5,700   Rocky Shoes & Boots, Inc.*                                99,750
       8,300   Tandy Brands Accessories, Inc.                           118,275
       2,000   Tommy Hilfiger Corp.*                                     19,740
      26,000   Unifi, Inc.*                                              59,280
                                                                   -------------
                                                                        686,894
                                                                   -------------
       9,600   AUTO PARTS & EQUIPMENT - 1.35%
               Aftermarket Technology Corp.*                            120,768
      13,700   Dura Automotive Systems, Inc.*                            97,133
       2,300   Intier Automotive, Inc.                                   47,725
       2,300   Noble International Ltd.                                  42,021
       9,300   Spartan Motors, Inc.                                     130,572
       1,600   Strattec Security Corp.*                                  99,616
      11,300   Titan International, Inc.                                108,480
                                                                   -------------
                                                                        646,315
                                                                   -------------
               BANKS - 5.63%
       3,300   ABC Bancorp                                               66,561
       2,750   AmericanWest Bancorporation*                              51,865
       2,300   Bank of the Ozarks, Inc.                                  68,379
       2,200   C&F Financial Corp.                                       83,600
       3,600   Capital Crossing Bank*                                    91,584
       3,800   Capitol Bancorp Ltd.                                     111,492
       2,600   Cascade Financial Corp.                                   43,420
       1,800   Central Coast Bancorp*                                    36,720
       2,800   Columbia Bancorp                                          46,816
       7,849   First Mutual Bancshares, Inc.                            196,225
       3,600   Great Southern Bancorp, Inc.                             112,500

                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               BANKS (CONTINUED) - 5.63%
      13,300   Intervest Bancshares Corp.*                         $    222,775
         735   Macatawa Bank Corp.                                       20,617
       2,800   MainSource Financial Group, Inc.                          57,400
       2,240   Mercantile Bank Corp.                                     78,042
       4,400   MidWestOne Financial Group, Inc.                          80,960
       1,200   National Bankshares, Inc.                                 52,440
       2,500   North Valley Bancorp                                      44,650
       5,900   Northrim Bancorp, Inc.                                   128,915
       2,600   Oak Hill Financial, Inc.                                  90,428
       3,200   Old Second Bancorp, Inc.                                  89,504
       7,800   Peoples Bancorp, Inc.                                    205,296
       1,900   Republic Bancorp, Inc.                                    44,080
       6,200   Sierra Bancorp                                            99,820
       3,465   Southside Bancshares, Inc.                                70,547
       8,800   Southwest Bancorp, Inc.                                  194,040
       2,100   Taylor Capital Group, Inc.                                50,400
       2,600   Vineyard National Bancorp                                 73,658
       2,125   Virginia Commerce Bancorp, Inc.*                          57,375
       3,800   Wilshire Bancorp, Inc.*                                  114,684
                                                                   -------------
                                                                      2,684,793
                                                                   -------------
               BIOTECHNOLOGY - 3.42%
       2,900   Alexion Pharmaceuticals, Inc.*                            52,200
       9,700   Arena Pharmaceuticals, Inc.*                              41,807
      72,000   Arqule, Inc.*                                            332,640
      28,500   Avigen, Inc.*                                            106,305
      14,350   BioSphere Medical, Inc.*                                  47,068
      39,000   Curis, Inc.*                                             173,550
      40,800   Gene Logic, Inc.*                                        151,776
       6,100   Illumina, Inc.*                                           36,051
      12,200   Lifecell Corp.*                                          122,000
     100,900   Praecis Pharmaceuticals, Inc.*                           221,980
       7,500   Sangamo Biosciences, Inc.*                                36,525
      26,900   Savient Pharmaceuticals, Inc.*                            61,870
      15,300   Sequenom, Inc.*                                           14,535
       2,000   Serologicals Corp.*                                       46,660
      19,600   Sonus Pharmaceuticals, Inc.*                              72,716
      11,400   Strategic Diagnostics, Inc.*                              24,396
      18,700   Vical, Inc.*                                              89,779
                                                                   -------------
                                                                      1,631,858
                                                                   -------------
               BUILDING MATERIALS - 0.72%
       3,100   Craftmade International, Inc.                             61,194
       3,600   Drew Industries, Inc.*                                   129,060
         800   International Aluminum Corp.                              23,040
      21,100   US Concrete, Inc.*                                       130,398
                                                                   -------------
                                                                        343,692
                                                                   -------------
               CHEMICALS - 1.36%
       5,500   Balchem Corp.                                            163,900
       3,600   NewMarket Corp.*                                          75,168
       8,500   Penford Corp.                                            147,985
       3,100   Quaker Chemical Corp.                                     74,865


                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               CHEMICALS (CONTINUED) - 1.36%
       5,700   Stepan Co.                                          $    135,603
       6,200   Wellman, Inc.                                             52,576
                                                                   -------------
                                                                        650,097
                                                                   -------------
               COMMERCIAL SERVICES - 4.04%
       4,300   ACE Cash Express, Inc.*                                  111,972
       6,800   Albany Molecular Research, Inc.*                          65,280
       1,900   Bankrate, Inc.*                                           21,356
       3,100   Concorde Career Colleges, Inc.*                           47,647
      13,500   Cornell Cos., Inc.*                                      167,400
       1,800   Corvel Corp.*                                             53,424
      24,200   Discovery Partners International, Inc.*                  116,160
       3,800   Exponent, Inc.*                                          104,690
       3,500   The Geo Group, Inc.*                                      71,575
       9,750   Healthcare Services Group, Inc.                          175,110
      10,700   Hooper Holmes, Inc.                                       47,936
      19,000   Integrated Alarm Services Group, Inc.*                    78,090
      10,500   Integrated Electrical Services, Inc.*                     50,505
       3,000   National Research Corp.*                                  45,930
      50,400   Newtek Business Services, Inc.*                          196,560
      16,500   Rewards Network, Inc.*                                   110,055
       1,800   SFBC International, Inc.*                                 47,358
       3,400   SM&A*                                                     23,766
       7,700   Source Interlink Cos., Inc.*                              74,844
       8,200   Steiner Leisure Ltd.*                                    181,220
       9,000   Team, Inc.                                               139,140
                                                                   -------------
                                                                      1,930,018
                                                                   -------------
               COMPUTERS - 4.13%
      10,200   AMX Corp.*                                               184,008
      10,200   Analysts International Corp.*                             44,676
      10,000   Ansoft Corp.*                                            159,000
       5,500   Brooktrout, Inc.*                                         49,830
       5,000   Catapult Communications Corp.*                            94,200
       7,800   Dot Hill Systems Corp.*                                   62,556
       9,500   Echelon Corp.*                                            74,860
      18,200   InFocus Corp.*                                           166,712
      18,200   Iomega Corp.*                                             84,630
      21,700   LivePerson, Inc.*                                         70,959
       9,900   Neoware Systems, Inc.*                                    82,170
       7,200   Netsolve, Inc.*                                           77,976
       3,900   Pec Solutions, Inc.*                                      45,708
       6,000   Pomeroy IT Solutions, Inc.*                               75,960
       4,600   Printronix, Inc.*                                         69,143
      19,200   Radiant Systems, Inc.*                                    77,184
       2,400   Radisys Corp.*                                            33,480
       4,400   SYKES Enterprises, Inc.*                                  20,196
       5,500   Synaptics, Inc.*                                         110,880
      19,600   Synplicity, Inc.*                                        101,136
       3,400   Talx Corp.                                                78,506
       5,300   Tier Technologies, Inc., Class B*                         51,145

                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               COMPUTERS (CONTINUED) - 4.13%
       2,400   Transact Technologies, Inc.*                         $    62,040
      10,400   Tyler Technologies, Inc.*                                 91,936
                                                                   -------------
                                                                      1,968,891
                                                                   -------------
       3,200   COSMETICS/PERSONAL CARE - 0.35%
               Elizabeth Arden, Inc.*                                    67,392
       7,400   Inter Parfums, Inc.                                      101,010
                                                                   -------------
                                                                        168,402
                                                                   -------------
               DISTRIBUTION/WHOLESALE - 1.12%
       7,700   Building Material Holding Corp.                          211,904
       8,100   Central European Distribution Corp.*                     180,954
       6,300   Navarre Corp.*                                            91,287
       5,500   Valley National Gases, Inc.                               51,425
                                                                   -------------
                                                                        535,570
                                                                   -------------
               DIVERSIFIED FINANANCIAL SERVICES - 3.39%
       3,700   Advanta Corp.                                             84,360
      21,100   Asta Funding, Inc.                                       341,609
       2,860   Bay View Capital Corp.                                    47,076
      11,500   Encore Capital Group, Inc.*                              216,775
       4,600   Federal Agricultural Mortgage Corp.*                     102,074
       8,600   Metris Cos., Inc.                                         84,108
      10,241   MFC Bancorp Ltd.                                         187,820
       6,400   Stifel Financial Corp.                                   125,440
      10,300   United PanAm Financial Corp.*                            185,451
      10,500   World Acceptance Corp.*                                  244,125
                                                                   -------------
                                                                      1,618,838
                                                                   -------------
       5,700   ELECTRICAL COMPONENTS & EQUIPMENT - 0.31%
               Encore Wire Corp.*                                        75,468
       8,200   The Lamson & Sessions Co.*                                74,620
                                                                   -------------
                                                                        150,088
                                                                   -------------
               ELECTRONICS - 3.95%
       1,000   Badger Meter, Inc.                                        45,650
       2,300   BEI Technologies, Inc.                                    63,020
      27,300   Compudyne Corp.*                                         216,489
       4,700   Cyberoptics Corp.*                                        72,568
       1,800   Daktronics, Inc.*                                         44,010
       6,700   Fargo Electronics, Inc.*                                  64,923
       2,300   Faro Technologies, Inc.*                                  46,782
       3,900   Frequency Electronics, Inc.                               50,115
       1,700   II-VI, Inc.*                                              59,517
      23,300   Innovex, Inc.*                                            94,831
       8,000   LaBarge, Inc.                                             64,800
         900   Lowrance Electronics, Inc.                                22,068
      26,100   Meade Instruments Corp.*                                  81,171
       4,200   Merix Corp.*                                              43,512
       5,900   Novatel, Inc.*                                            68,617
      19,800   NU Horizons Electronics Corp.*                           125,730
       5,200   OSI Systems, Inc.*                                        83,720
       9,200   Planar Systems, Inc.*                                    103,132

                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               ELECTRONICS (CONTINUED) - 3.95%
       3,200   SBS Technologies, Inc.*                              $    39,040
       7,400   Sonic Solutions, Inc.*                                   120,768
       2,730   Sparton Corp.                                             23,888
       8,200   Spectrum Control, Inc.*                                   58,302
       9,300   Stoneridge, Inc.*                                        131,130
       6,100   Technology Research Corp.                                 41,785
       8,200   X-Rite, Inc.                                             119,474
                                                                   -------------
                                                                      1,885,042
                                                                   -------------
               ENGINEERING & CONSTRUCTION - 0.46%
       9,700   Keith Cos., Inc.*                                        144,530
       4,800   Michael Baker Corp.*                                      75,360
                                                                   -------------
                                                                        219,890
                                                                   -------------
               ENTERTAINMENT - 1.50%
      15,300   Bluegreen Corp.*                                         170,289
       2,100   Carmike Cinemas, Inc.                                     73,941
       7,700   Dover Downs Gaming & Entertainment, Inc.                  79,233
      13,900   Mikohn Gaming Corp.*                                      80,620
       4,800   Nevada Gold & Casinos, Inc.*                              57,696
       2,400   Pinnacle Entertainment, Inc.*                             33,120
      34,900   Youbet.com, Inc.*                                         96,324
      39,200   Zomax, Inc.*                                             125,832
                                                                   -------------
                                                                        717,055
                                                                   -------------
               ENVIRONMENTAL CONTROL - 0.86%
      15,600   Imco Recycling, Inc.*                                    177,840
       2,900   Met-Pro Corp.                                             38,135
      17,300   Waste Industries USA, Inc.                               195,663
                                                                   -------------
                                                                        411,638
                                                                   -------------
               FOOD - 1.42%
       7,700   John B. Sanfilippo & Son, Inc.*                          201,740
      11,300   MGP Ingredients, Inc.                                    112,096
       4,800   Nash Finch Co.                                           150,960
      30,200   Poore Brothers, Inc.*                                     83,050
      18,300   Spartan Stores, Inc.*                                     73,383
       7,300   Tasty Baking Co.                                          58,400
                                                                   -------------
                                                                        679,629
                                                                   -------------
               GAS - 0.33%
       4,500   Cascade Natural Gas Corp.                                 95,535
       2,400   Chesapeake Utilities Corp.                                60,240
                                                                   -------------
                                                                        155,775
                                                                   -------------
               HEALTHCARE-PRODUCTS - 3.80%
       8,200   Cantel Medical Corp.*                                    196,800
      28,300   Cardiac Science, Inc.*                                    54,336
       7,000   Cerus Corp.*                                              16,870
      18,100   Endologix, Inc.*                                         122,718
      13,400   Hanger Orthopedic Group, Inc.*                            67,134
       5,200   HealthTronics Surgical Services, Inc.*                    37,336
       3,200   ICU Medical, Inc.*                                        83,328
       9,200   Kensey Nash Corp.*                                       240,948
       5,600   Lifeline Systems, Inc.*                                  136,752

                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               HEALTHCARE-PRODUCTS (CONTINUED) - 3.80%
       8,900   Medical Action Industries, Inc.*                    $    147,989
       7,000   Meridian Bioscience, Inc.                                 93,100
       3,100   Merit Medical Systems, Inc.*                              46,841
      23,400   Micro Therapeutics, Inc.*                                 99,450
      16,800   North American Scientific, Inc.*                          85,680
      20,000   Osteotech, Inc.*                                          78,800
       7,300   SurModics, Inc.*                                         173,375
         900   Young Innovations, Inc.                                   29,700
       3,000   Zoll Medical Corp.*                                      100,170
                                                                   -------------
                                                                      1,811,327
                                                                   -------------
               HEALTHCARE-SERVICES - 4.10%
       7,900   Air Methods Corp.*                                        50,955
       5,300   America Service Group, Inc.*                             217,512
       2,400   American Dental Partners, Inc.*                           48,000
       5,600   American Medical Security Group, Inc.*                   179,144
       2,300   Bio-Reference Labs, Inc.*                                 32,062
      19,800   Chronimed, Inc.*                                         119,196
       6,000   Dynacq Healthcare, Inc.*                                  38,700
      11,600   Emeritus Corp.*                                           98,484
       5,700   Horizon Health Corp.*                                    120,270
       4,090   National Dentex Corp.*                                   115,256
      12,800   OCA, Inc.*                                                60,672
      21,600   Option Care, Inc.                                        334,152
      10,100   Pediatric Services of America, Inc.*                      82,517
      23,800   Prime Medical Services, Inc.*                            171,836
       4,366   Psychiatric Solutions, Inc.*                             110,678
      20,400   Radiologix, Inc.*                                         72,420
       4,600   RehabCare Group, Inc.*                                   105,938
                                                                   -------------
                                                                      1,957,792
                                                                   -------------
               HOME BUILDERS - 1.18%
      13,400   Dominion Homes, Inc.*                                    319,188
       7,200   National RV Holdings, Inc.*                               89,496
       6,800   Orleans Homebuilders, Inc.*                              153,136
                                                                   -------------
                                                                        561,820
                                                                   -------------
               HOME FURNISHINGS - 1.60%
      18,200   Applica, Inc.*                                            73,528
       7,600   Chromcraft Revington, Inc.*                               97,280
       5,300   Flexsteel Industries, Inc.                                94,075
       4,600   Hooker Furniture Corp.                                   127,098
       4,800   MITY Enterprises, Inc.*                                   79,392
      14,800   Salton, Inc.*                                             93,240
       4,500   Stanley Furniture Co., Inc.                              198,000
                                                                   -------------
                                                                        762,613
                                                                   -------------
               HOUSEHOLD PRODUCTS/WARES - 0.69%
       8,900   AT Cross Co.*                                             49,395
      18,800   Water Pik Technologies, Inc.*                            280,120
                                                                   -------------
                                                                        329,515
                                                                   -------------

                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               INSURANCE - 4.90%
       5,800   American Equity Investment Life Holding Co.*         $    55,042
      10,300   American Safety Insurance Holdings Ltd.*                 141,110
       9,700   Argonaut Group, Inc.*                                    181,099
       3,900   Baldwin & Lyons, Inc.                                     98,436
      17,100   Capital Title Group, Inc.                                 88,578
      32,800   Ceres Group, Inc.*                                       178,760
       5,700   Donegal Group, Inc., Class A                             109,440
       3,300   Donegal Group, Inc., Class B                              63,426
       6,600   FPIC Insurance Group, Inc.*                              170,610
       3,110   Investors Title Co.                                       94,233
      86,000   Meadowbrook Insurance Group, Inc.*                       418,820
       3,300   The Midland Co.                                           90,255
       7,300   Navigators Group, Inc.*                                  213,452
       3,800   NYMAGIC, Inc.                                             83,182
       6,100   PMA Capital Corp. Class A*                                46,055
       9,500   PXRE Group Ltd.                                          222,395
       9,200   SCPIE Holdings, Inc.                                      82,524
                                                                   -------------
                                                                      2,337,417
                                                                   -------------
               INTERNET - 2.39%
       9,700   Blue Martini Software, Inc.*                              26,481
      12,500   BroadVision, Inc.*                                        36,625
       7,100   Captiva Software Corp.*                                   79,520
      12,900   Centillium Communications, Inc.*                          30,702
      13,600   Corillian Corp.*                                          62,696
       9,600   Cryptologic, Inc.                                        148,704
      26,700   E-Loan, Inc.*                                             56,871
       6,300   ePlus, Inc.*                                              65,904
       7,400   Insweb Corp.*                                             22,274
      13,800   Interland, Inc.*                                          48,990
      13,000   Lionbridge Technologies, Inc.*                           111,670
      11,400   Loudeye Corp.*                                            12,312
      15,100   Modem Media, Inc.*                                        81,238
       3,200   Neoforma, Inc.*                                           29,792
       8,900   PC-Tel, Inc.*                                             73,514
      24,500   Raindance Communications, Inc.*                           38,465
       3,100   Secure Computing Corp.*                                   23,529
      20,200   TeleCommunication Systems, Inc.*                          64,842
       7,900   Trizetto Group, Inc.*                                     46,057
      17,200   WatchGuard Technologies*                                  80,496
                                                                   -------------
                                                                      1,140,682
                                                                   -------------
      13,700   IRON/STEEL - 1.14%
               Material Sciences Corp.*                                 184,813
       4,900   Olympic Steel, Inc.*                                      92,610
      10,000   Oregon Steel Mills, Inc.*                                166,300
       3,900   Steel Technologies, Inc.                                  99,906
                                                                   -------------
                                                                        543,629
                                                                   -------------
       4,200   LEISURE TIME - 0.82%
               Ambassadors International, Inc.                           53,088
       6,550   Marine Products Corp.                                    117,900

                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               LEISURE TIME (CONTINUED) - 0.82%
       7,100   Navigant International, Inc.*                       $    115,943
       8,800   Pegasus Solutions, Inc.*                                 104,896
                                                                   -------------
                                                                        391,827
                                                                   -------------
               LODGING - 0.40%
      34,600   Jameson Inns, Inc.*                                       61,588
       5,700   MTR Gaming Group, Inc.*                                   53,124
      13,300   Westcoast Hospitality Corp.*                              73,815
                                                                   -------------
                                                                        188,527
                                                                   -------------
               MACHINERY-DIVERSIFIED - 0.93%
       4,800   Alamo Group, Inc.                                         89,808
       3,900   Cascade Corp.                                            108,264
       9,000   Gehl Co.                                                 177,750
       6,200   Key Technology, Inc.*                                     69,750
                                                                   -------------
                                                                        445,572
                                                                   -------------
               MEDIA - 0.35%
      39,600   Digital Generation Systems, Inc.*                         49,896
       6,000   Thomas Nelson, Inc.                                      117,300
                                                                   -------------
                                                                        167,196
                                                                   -------------
               METAL FABRICATE/HARDWARE - 1.00%
       5,900   Northwest Pipe Co.*                                      102,365
       5,700   NS Group, Inc.*                                          105,450
       4,800   Penn Engineering & Manufacturing Corp.                    89,376
       9,000   Sun Hydraulics, Inc.                                     115,020
       5,500   Wolverine Tube, Inc.*                                     63,525
                                                                   -------------
                                                                        475,736
                                                                   -------------
               MINING - 0.17%
       8,700   Commonwealth Industries, Inc.*                            81,258
                                                                   -------------

       1,500   MISCELLANEOUS MANUFACTURING - 0.37%
               Atlantis Plastics, Inc.                                   22,530
      16,400   Lydall, Inc.*                                            152,520
                                                                   -------------
                                                                        175,050
                                                                   -------------

      22,800   OIL & GAS - 2.03% Brigham Exploration Co.*               214,320
       9,700   Carrizo Oil & Gas, Inc.*                                  92,829
       9,700   Giant Industries, Inc.*                                  235,710
      15,400   Parallel Petroleum Corp.*                                 73,304
      44,700   Parker Drilling Co.*                                     164,049
      36,800   Petroquest Energy, Inc.*                                 190,992
                                                                   -------------
                                                                        971,204
                                                                   -------------
       5,200   OIL & GAS SERVICES - 0.93%
               Dawson Geophysical Co.*                                  108,836
       9,900   Gulf Island Fabrication, Inc.                            220,770
      10,500   Matrix Service Co.*                                       53,760
       6,900   NATCO Group, Inc.*                                        59,685
                                                                   -------------
                                                                        443,051
                                                                   -------------
               PACKAGING & CONTAINERS - 0.23%
       1,800   Greif, Inc.                                               75,870
       4,300   Polyair Inter Pack, Inc.*                                 34,830
                                                                   -------------
                                                                        110,700
                                                                   -------------

                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               PHARMACEUTICALS - 5.10%
       6,600   Accelrys, Inc.*                                      $    43,032
       8,600   Anika Therapeutics, Inc.*                                118,680
     107,100   Aradigm Corp.*                                           137,088
       3,500   Bradley Pharmaceuticals, Inc.*                            71,225
       9,400   Collagenex Pharmaceuticals, Inc.*                         61,570
      79,100   Corixa Corp.*                                            329,056
      26,700   Curative Health Services, Inc.*                          183,429
       4,500   Emisphere Technologies, Inc.*                             13,815
      57,900   Guilford Pharmaceuticals, Inc.*                          289,500
       7,400   Hi-Tech Pharmacal Co., Inc.*                             117,808
      21,400   The Immune Response Corp.*                                25,680
      12,100   Inkine Pharmaceutical Co.*                                61,468
       9,400   MIM Corp.*                                                54,332
       3,300   National Medical Health Card Systems, Inc.*               68,970
       2,700   Nature's Sunshine Products, Inc.                          40,959
       4,450   Neogen Corp.*                                             86,908
      13,000   Neurogen Corp.*                                           83,980
      10,000   Noven Pharmaceuticals, Inc.*                             208,400
      16,200   Theragenics Corp.*                                        59,130
     115,200   Titan Pharmaceuticals, Inc.*                             274,176
      23,600   Vivus, Inc.*                                             106,200
                                                                   -------------
                                                                      2,435,406
                                                                   -------------
               PIPELINES - 0.09%
       7,300   Transmontaigne, Inc.*                                     42,486
                                                                   -------------

               REITS - 0.65%
      15,800   Boykin Lodging Co.*                                      132,878
       2,300   Capital Trust, Inc.                                       66,930
       5,700   Equity Inns, Inc.                                         56,316
       5,000   Winston Hotels, Inc.                                      53,500
                                                                   -------------
                                                                        309,624
                                                                   -------------
               RETAIL - 5.36%
       2,000   America's Car Mart, Inc.*                                 67,500
      23,700   Books-A-Million, Inc.                                    189,837
       8,100   Checkers Drive-In Restaurant*                             95,175
       3,600   Duckwall-ALCO Stores, Inc.*                               55,728
      37,600   EZCORP, Inc. Class A*                                    327,158
       8,400   Finlay Enterprises, Inc.*                                163,380
      10,050   First Cash Financial Services, Inc.*                     201,301
       7,400   GameStop Corp.*                                          136,974
       8,000   GTSI Corp.*                                               70,320
       8,000   Hastings Entertainment, Inc.*                             60,800
       3,937   Jos A. Bank Clothiers, Inc.*                             108,976
       1,600   Kenneth Cole Productions, Inc.                            45,024
       2,800   Movado Group, Inc.                                        47,600
       6,000   The Pantry, Inc.*                                        151,020
      13,900   Party City Corp.*                                        205,303
       6,500   PC Connection, Inc.*                                      44,655
       7,600   Retail Ventures, Inc.*                                    57,304
       4,300   Rex Stores Corp.*                                         60,415

                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               RETAIL (CONTINUED) - 5.36%
       3,900   Sharper Image Corp.*                                 $    83,655
       3,800   Shoe Carnival, Inc.*                                      44,802
       5,000   The Sportsman's Guide, Inc.*                             101,150
       8,400   Total Entertainment Restaurant Corp.*                     73,164
       4,700   World Fuel Services Corp.                                168,260
                                                                   -------------
                                                                      2,559,501
                                                                   -------------
               SAVINGS & LOANS - 3.28%
       3,000   Camco Financial Corp.                                     44,640
       3,100   Citizens First Bancorp., Inc.                             77,779
       1,500   EverTrust Financial Group, Inc.                           38,385
       4,700   First Defiance Financial Corp.                           122,247
       2,100   First Midwest Financial, Inc.                             46,725
       3,300   FirstBank NW Corp.                                        94,479
       2,800   Flushing Financial Corp.                                  53,228
       7,040   HF Financial Corp.                                       118,061
       2,400   HMN Financial, Inc.                                       66,576
       7,000   ITLA Capital Corp.*                                      323,400
       1,200   NASB Financial, Inc.                                      47,304
       2,600   Pennfed Financial Services, Inc.                          79,066
      13,800   Provident Financial Holdings, Inc.                       400,200
       1,100   WSFS Financial Corp.                                      55,000
                                                                   -------------
                                                                      1,567,090
                                                                   -------------
               SEMICONDUCTORS - 2.45%
       3,400   ADE Corp.*                                                57,919
      12,500   Advanced Power Technology, Inc.*                         106,375
      19,800   Anadigics, Inc.*                                          66,726
       9,900   August Technology Corp.*                                  68,013
      28,400   AXT, Inc.*                                                42,032
       7,200   Diodes, Inc.*                                            185,472
       6,600   Hifn, Inc.*                                               57,882
       5,000   Integrated Silicon Solutions, Inc.*                       36,350
       7,100   Intest Corp.*                                             55,238
       8,100   Microtune, Inc.*                                          42,768
       6,000   Nanometrics, Inc.*                                        68,460
       6,000   Peak International Ltd.*                                  31,200
       5,500   Richardson Electronics Ltd.                               52,855
       6,200   Standard Microsystems Corp.*                             108,562
       9,000   Therma-Wave, Inc.*                                        30,600
      16,200   Three-Five Systems, Inc.*                                 44,388
      25,100   Transwitch Corp.*                                         31,626
       4,300   Virage Logic Corp.*                                       53,019
       6,000   White Electronic Designs Corp.*                           29,400
                                                                   -------------
                                                                      1,168,885
                                                                   -------------
               SOFTWARE - 4.80%
      25,800   Actuate Corp.*                                            91,074
      10,600   American Software, Inc.                                   63,812
      13,300   Bottomline Technologies, Inc.*                           125,685
       6,200   Concur Technologies, Inc.*                                65,038
      23,200   DocuCorp International, Inc.*                            197,200
       4,400   Electronic Clearing House, Inc.*                          38,724


                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               SOFTWARE (CONTINUED) - 4.80%
       6,700   EPIQ Systems, Inc.*                                 $    104,386
      32,600   Indus International, Inc.*                                51,508
       6,800   Infocrossing, Inc.*                                      107,542
      15,200   Intellisync Corp.*                                        31,920
       8,600   Mantech International Corp.*                             160,992
      15,600   MAPICS, Inc.*                                            141,180
       6,300   Mapinfo Corp.*                                            68,040
       6,200   Mediware Information Systems, Inc.*                       72,850
      12,700   MetaSolv, Inc.*                                           32,639
      12,600   Moldflow Corp.*                                          151,200
      10,900   PDF Solutions, Inc.*                                     132,435
       3,600   Pegasystems, Inc.*                                        25,128
      11,000   Pervasive Software, Inc.*                                 65,890
       3,000   QAD, Inc.                                                 20,910
       1,800   Quality Systems, Inc.*                                    90,918
      18,300   Radica Games Ltd.                                        189,405
      16,100   Roxio, Inc.*                                              82,754
       5,400   The SCO Group, Inc.*                                      20,736
       2,900   Seachange International, Inc.*                            46,371
      10,200   TradeStation Group, Inc.*                                 62,526
       3,900   Ultimate Software Group, Inc.*                            47,892
                                                                   -------------
                                                                      2,288,755
                                                                   -------------
               TELECOMMUNICATIONS - 4.61%
       7,300   Aether Systems, Inc.*                                     24,236
       6,000   Anaren, Inc.*                                             80,760
      10,500   Avici Systems, Inc.*                                      65,310
      16,300   Boston Communications Group, Inc.*                       142,951
      20,200   CalAmp Corp.*                                            143,824
      28,600   Computer Network Technology Corp.*                       116,373
      14,000   Comtech Telecommunications Corp.*                        379,400
       6,100   CT Communications, Inc.                                   84,119
      22,400   Forgent Networks, Inc.*                                   33,152
      25,000   Hypercom Corp.*                                          184,500
       2,400   Intrado, Inc.*                                            24,264
      20,900   Mastec, Inc.*                                            109,725
      40,000   Metro One Telecommunications, Inc.*                       64,400
       4,100   North Pittsburgh Systems, Inc.                            84,911
      27,800   Optical Communication Products, Inc.*                     58,102
       8,900   Radyne Comstream Corp.*                                   67,106
       2,154   SafeNet, Inc.*                                            56,823
       1,200   Shenandoah Telecom Co.                                    30,732
       7,500   Stratos International, Inc.*                              33,450
      13,100   Sunrise Telecom, Inc.                                     37,204
      17,900   Symmetricom, Inc.*                                       169,334
      10,100   Talk America Holdings, Inc.*                              52,823
       3,500   Tessco Technologies, Inc.*                                39,130
       8,200   Tollgrade Communications, Inc.*                           72,078
       8,400   Westell Technologies, Inc.*                               43,428
                                                                   -------------
                                                                      2,198,135
                                                                   -------------

                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

  Number of
   Shares                                                              Value
   ------                                                              -----

               TEXTILES - 0.50%
       8,000   Culp, Inc.*                                          $    58,800
       6,500   Dixie Group, Inc.*                                        73,125
      16,600   Quaker Fabric Corp.                                      107,900
                                                                   -------------
                                                                        239,825
                                                                   -------------
               TOYS/GAMES/HOBBIES - 0.18%
       5,300   Department 56, Inc.*                                      86,390
                                                                   -------------

               TRANSPORTATION - 1.49%
       4,900   Celadon Group, Inc.*                                      93,345
       6,300   Dynamex, Inc.*                                           108,612
       3,100   Maritrans, Inc.                                           47,864
       6,200   Marten Transport Ltd.*                                   108,314
      10,166   P.A.M. Transportation Services, Inc.*                    194,781
       7,000   RailAmerica, Inc.*                                        77,350
       5,600   Vitran Corp., Inc.                                        83,272
                                                                   -------------
                                                                        713,538
                                                                   -------------

               TOTAL COMMON STOCKS (COST $44,856,921)                44,881,157
                                                                   -------------

               EXCHANGE TRADED FUND - 4.39%
      18,400   iShares Russell 2000 Index Fund
                                                                      2,094,840
                                                                   -------------

               TOTAL EXCHANGE TRADED FUND (COST $2,085,245)           2,094,840
                                                                   -------------


  Principal
   Amount
   ------
               SHORT-TERM INVESTMENTS - 3.18%
           $   UMB Bank, n.a., Money Market Fiduciary
   1,520,600   Demand Deposit
                                                                      1,520,600
                                                                   -------------

               TOTAL SHORT-TERM INVESTMENT (COST $1,520,600)          1,520,600
                                                                   -------------

               TOTAL INVESTMENTS (COST $48,462,766)  - 101.60%       48,496,597

               Liabilities less Other Assets - (1.60)%
                                                                       (765,027)
                                                                   -------------

               TOTAL NET ASSETS - 100.00%                           $47,731,570
                                                                   =============
               *Non-income producing security

                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2004


ASSETS:
Investments at value (cost $48,462,766)                             $48,496,597
Receivable for capital stock sold                                       233,514
Dividends and interest receivable                                        16,881
Prepaid expenses                                                         47,297
                                                                    -----------
Total assets                                                         48,794,289
                                                                    -----------
LIABILITIES:
Payable for investment securities purchased                             920,119
Payable for capital stock redeemed                                       38,526
Accrued investment advisory fees                                         34,365
Other accrued expenses                                                   69,709
                                                                    -----------
Total liabilities                                                     1,062,719
                                                                    -----------
NET ASSETS                                                          $47,731,570
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in-capital                                                     $46,394,073
Accumulated undistributed net realized gain on investments            1,303,666
Net unrealized appreciation on investments                               33,831
                                                                    -----------
TOTAL NET ASSETS                                                    $47,731,570
                                                                    ===========

SHARES OUTSTANDING                                                    4,624,820
    (Unlimited shares of $1.00 par value capital shares authorized)

NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE
    (Net assets divided by shares outstanding)                           $10.32
                                                                    ===========

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             STATEMENT OF OPERATIONS
                        FOR THE PERIOD NOVEMBER 7, 2003*
                              TO SEPTEMBER 30, 2004




INVESTMENT INCOME:
Dividend income (net of $105 non-reclaimable                    $ 359,364
    foreign withholding taxes)
Interest income                                                     4,014
                                                            -------------
                                                                  363,378
                                                            -------------
EXPENSES:
Investment advisory fees                                          376,956
Custody fees                                                       63,466
Administration and fund accounting fees                            63,463
Offering costs                                                     44,742
Transfer agent fees and expenses                                   23,318
Legal fees                                                         19,534
Audit fees                                                         19,500
Organization costs                                                 13,431
Trustees' fees                                                      9,090
Federal and state registration fees                                 7,504
Reports to shareholders                                             3,337
Miscellaneous                                                      53,562
                                                            -------------
Total expenses                                                    697,903
                                                            -------------
Net investment loss
                                                                 (334,525)
                                                            -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                                1,599,225
Change in net unrealized appreciation
    on investments                                                 33,831
                                                            -------------

Net gain on investments                                         1,633,056
                                                            -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                      $1,298,531
                                                            =============

*Inception.


             See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                       STATEMENT OF CHANGES IN NET ASSETS



                                                             11/7/03* TO 9/30/04


OPERATIONS:
Net investment loss                                                  $ (334,525)
Net realized gain on investments                                      1,599,225
Change in net unrealized appreciation on investments                     33,831
                                                                   ------------
Net increase in net assets resulting from operations                  1,298,531
                                                                   ------------

CAPITAL SHARE TRANSACTIONS :
Proceeds from 5,387,098 shares issued                                54,498,204
Cost of 772,278 shares redeemed                                      (8,165,165)
                                                                   ------------
Net increase from capital transactions                               46,333,039
                                                                   ------------

TOTAL INCREASE IN NET ASSETS                                         47,631,570

NET ASSETS:
Beginning of period                                                     100,000
                                                                   ------------

End of period                                                       $47,731,570
                                                                   ============

*Inception.


              See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                              FINANCIAL HIGHLIGHTS

               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                            11/7/03* TO 9/30/04


NET ASSET VALUE, BEGINNING OF PERIOD                             $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                               (0.09)
Net realized and unrealized gain on investments                    0.41
                                                                --------
TOTAL FROM INVESTMENT OPERATIONS                                   0.32
                                                                --------

NET ASSET VALUE, END OF PERIOD                                   $10.32
                                                                ========

TOTAL RETURN                                                      3.20% (1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000's)                            $47,732

Ratio of total expenses to average net assets                     1.76% (2)

Ratio of net investment loss to average net assets              (1.08)% (2)

Portfolio turnover rate                                             64% (1)


*Inception.
(1) Not Annualized.
(2) Annualized.


              See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 2004

1.  ORGANIZATION

Lotsoff Capital Management Equity Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists solely of the Micro Cap Fund (the "Fund"). The Micro Cap Fund commenced operations on November 7, 2003.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

    (a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at mean of the current bid and ask prices on the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

    (b) Organization and Offering Costs - Organization costs consist of costs incurred to establish the company and enable it legally to do business. The Fund expenses organization costs as incurred. Fees related to preparing the Fund's initial registration statement are offering costs. Offering costs are accounted for as a deferred charge and are amortized to expense over twelve months on a straight-line basis.

    (c) Federal Income Taxes - The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    (d) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales and post-October capital losses.

    (e) Other - The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (continued)
                               September 30, 2004


          securities. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with Lotsoff Capital Management (the "Adviser"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.95%.

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00%, the Adviser will reimburse the Fund for the amount of such excess. No such amounts were reimbursed during the period from November 7, 2003 (inception) to September 30, 2004.

The Trust has entered into an agreement with UMB Bank, n.a. to provide custodial services. In addition, the Fund has entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services. Under the terms of the custody agreement, the Fund sweeps excess cash daily into an interest bearing demand deposit account with UMB Bank, n.a.

4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $71,817,589 and $26,463,748, respectively for the period November 7, 2003 (inception) to September 30, 2004.

5.  FEDERAL INCOME TAX INFORMATION

At September 30, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

                  Cost of Investments                 $ 48,517,759
                                                      ============

                  Gross Unrealized Appreciation       $  4,845,178
                  Gross Unrealized Depreciation         (4,866,340)
                                                      ------------

                  Net Unrealized Depreciation
                        on Investments                $    (21,162)
                                                      ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (continued)
                               September 30, 2004

As of September 30, 2004, the components of accumulated earnings (deficit) were as follows:


      Undistributed Ordinary Income                $   1,358,659
      Undistributed Long-Term Capital Gains                    -
                                                   -------------
      Accumulated Earnings                             1,358,659

      Accumulated Capital and Other Losses                     -
      Unrealized Depreciation                            (21,162)
                                                   -------------

      Total Accumulated Earnings                   $   1,337,497
                                                   =============

25.02% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2004, are eligible for the corporate dividends received deduction.

26.22% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2004, are designated as qualified dividend income.

6.  OTHER

As of September 30, 2004, the Fund has a shareholder that holds 99.14% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund's liquidity and the future viability of the Fund. This shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients. The Fund is offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Fund at any time.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of Lotsoff Capital Management Equity Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lotsoff Capital Management Micro Cap Fund (the portfolio constituting the Lotsoff Capital Management Equity Trust) (the "Fund") as of September 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from November 7, 2003 (commencement of operations) to September 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lotsoff Capital Mangement Micro Cap Fund as of September 30, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the period from November 7, 2003 (commencement of operations) to September 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Milwaukee, WI
October 29, 2004

LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
FUND TRUSTEE AND OFFICER INFORMATION
(UNAUDITED)

INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF                 OTHER
                                                                                 FUNDS               DIRECTORSHIPS
                                                      CURRENT            PRINCIPAL OCCUPATION          OVERSEEN      HELD OUTSIDE
                                                   POSITION HELD            DURING THE PAST           WITHIN THE       THE FUND
      NAME/AGE                  ADDRESS            WITH THE FUND              FIVE YEARS             FUND COMPLEX       COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
 Margaret A. Cartier     20 North Clark Street        Trustee         Sole proprietor of Margaret          1              None
       Age: 59                34th Floor            since 2003       Cartier, CPA (provider of
                           Chicago, IL 60602                         financial advisory services)
                                                                     since January 2003; Managing
                                                                     Director of American Express
                                                                     Tax and Busines Services from
                                                                      1999 to January 2003; and
                                                                     Partner at Altschuler, Melvoin
                                                                      and Glasser LLP from 1971 t
-----------------------------------------------------------------------------------------------------------------------------------
    Jack Forstadt        20 North Clark Street       Trustee           Adjunct Professor at Lake           1              None
       Age: 59                34th Floor           since 2003         Forest Graduate School of
                           Chicago, IL 60602                          Management since 2000; and a
                                                                       Member and a Partner at
                                                                      PricewaterhouseCoopers from
                                                                             1967 to 2000.
-----------------------------------------------------------------------------------------------------------------------------------
DeVerille A. Huston      20 North Clark Street       Trustee          Partner, Sidley Austin Brown &       1              None
       Age: 57                34th Floor            since 2004         Wood; retired July 15, 2002.
                           Chicago, IL 60602
-----------------------------------------------------------------------------------------------------------------------------------


INTERESTED TRUSTEES* AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
  Seymour N. Lotsoff     20 North Clark Street    President and     Chief Executive Officer of the         1              None
       Age: 67                34th Floor              Trustee           Adviser since 1981.
                           Chicago, IL 60602        since 2003

-----------------------------------------------------------------------------------------------------------------------------------
  Margaret M. Baer       20 North Clark Street      Secretary,         Managing Director and Chief         1              None
       Age: 37                34th Floor            Treasurer         Administrative Officer of the
                           Chicago, IL 60602       and Trustee             Adviser since 1992.
                                                   since 2003

-----------------------------------------------------------------------------------------------------------------------------------

* Mr. Lotsoff and Ms. Baer are considered interested Trustees of the Trust within the meaning of the 1940 Act because of their affiliation with the Adviser.


Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term renewed annually, until the election of a successor. Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-568-7633.

--------------------------------------------------------------------------------


                 UMB Distribution Services, LLC, Distributor
                                P.O. Box 1811
                           Milwaukee, WI 53201-1811
                                 877.568.7633

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics (the "Code") that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Code is filed as an exhibit to this Form N-CSR. During the period covered by this report, there were not any amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of trustees has determined that Ms. Margaret Cartier is an audit committee financial expert serving on its audit committee and that Ms. Cartier is independent.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

The aggregate fees for each of the last two fiscal years (the fiscal year ended September 30, 2004 is the Registrant's first fiscal year) for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
      Fiscal year ended September 30, 2004      $18,500

(b) Audit-Related Fees. None.

(c) Tax Fees.
      Fiscal year ended September 30, 2004      $3,000

(d) All Other Fees. None.

(e)
      (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm's annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

      (2) During 2004, all of the audit and non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

(a)(1) Code of Ethics - Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Equity Trust

By:    /s/ Seymour N. Lotsoff
    --------------------------------------------------
       Seymour N. Lotsoff
       President

Date:  November  19, 2004
    --------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Seymour N. Lotsoff
    --------------------------------------------------
       Seymour N. Lotsoff
       President

Date:  November  19, 2004
    --------------------------------------------------


By:    /s/ Margaret M. Baer
    --------------------------------------------------
       Margaret M. Baer
       Secretary and Treasurer

Date:  November   18, 2004
    --------------------------------------------------